Prepayments, deposits and other - Summary of Prepayments, deposits and other assets (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Included in non-current assets
Prepaid contents royalties	¥ 956	¥ 816
Prepayments, deposits and other assets	956	816
Included in current assets
Prepaid contents royalties	1,882	1,600
Value-added tax recoverable	149	153
Prepaid vendors deposits and other receivables	484	199
Prepaid promotion and other expenses	239	133
Others	53	85
Prepayments, deposits and other assets	2,846	2,220
Tencent
Included in current assets
Receivable from Tencent (Note 31(b))	¥ 39	¥ 50